UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22044

Investment Company Act File Number

Eaton Vance Risk-Managed Diversified Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Risk-Managed Diversified Equity Income Fund

March 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 2.6%
Boeing Co. (The)	98,873	$12,407,573
United Technologies Corp.	71,615	8,367,496

		$20,775,069

Air Freight & Logistics — 0.9%
C.H. Robinson Worldwide, Inc.	142,934	$7,488,312

		$7,488,312

Automobiles — 0.6%
Honda Motor Co., Ltd.	147,278	$5,182,220

		$5,182,220

Banks — 9.4%
Bank of America Corp.	889,559	$15,300,415
Citigroup, Inc.	282,112	13,428,531
JPMorgan Chase & Co.	295,261	17,925,295
PNC Financial Services Group, Inc.	115,903	10,083,561
Regions Financial Corp.	925,813	10,285,783
SunTrust Banks, Inc.	230,852	9,185,601

		$76,209,186

Beverages — 1.1%
Constellation Brands, Inc., Class A(1)	107,351	$9,121,614

		$9,121,614

Biotechnology — 4.7%
Biogen Idec, Inc.(1)	6,001	$1,835,526
Celgene Corp.(1)	99,695	13,917,422
Gilead Sciences, Inc.(1)	310,545	22,005,219

		$37,758,167

Capital Markets — 1.6%
Charles Schwab Corp. (The)	181,726	$4,966,571
Morgan Stanley	254,457	7,931,425

		$12,897,996

Chemicals — 3.7%
LyondellBasell Industries NV, Class A	111,450	$9,912,363
Monsanto Co.	156,779	17,836,747
PPG Industries, Inc.	13,561	2,623,511

		$30,372,621

Communications Equipment — 2.7%
QUALCOMM, Inc.	174,834	$13,787,409
Telefonaktiebolaget LM Ericsson, Class B	632,549	8,436,521

		$22,223,930

Security	Shares	Value
Consumer Finance — 2.1%
American Express Co.	71,694	$6,454,611
Discover Financial Services	178,276	10,373,880

		$16,828,491

Diversified Telecommunication Services — 2.4%
AT&T, Inc.	195,286	$6,848,680
Verizon Communications, Inc.	269,548	12,822,398

		$19,671,078

Electric Utilities — 1.9%
Duke Energy Corp.	65,511	$4,665,693
Edison International	103,463	5,857,041
NextEra Energy, Inc.	52,252	4,996,336

		$15,519,070

Electrical Equipment — 2.9%
Emerson Electric Co.	210,973	$14,092,996
Rockwell Automation, Inc.	77,231	9,619,121

		$23,712,117

Electronic Equipment, Instruments & Components — 2.2%
Corning, Inc.	862,811	$17,963,725

		$17,963,725

Energy Equipment & Services — 0.5%
FMC Technologies, Inc.(1)	84,035	$4,394,190

		$4,394,190

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	110,320	$12,320,538

		$12,320,538

Food Products — 3.6%
Hershey Co. (The)	118,029	$12,322,227
Mondelez International, Inc., Class A	480,185	16,590,392

		$28,912,619

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	273,662	$10,538,724
Covidien PLC	114,791	8,455,505

		$18,994,229

Health Care Providers & Services — 1.1%
Express Scripts Holding Co.(1)	118,586	$8,904,623

		$8,904,623

Hotels, Restaurants & Leisure — 1.0%
McDonald’s Corp.	81,526	$7,991,994

		$7,991,994

Household Durables — 0.7%
Mohawk Industries, Inc.(1)	43,060	$5,855,299

		$5,855,299

Industrial Conglomerates — 1.7%
Danaher Corp.	186,467	$13,985,025

		$13,985,025

Security	Shares	Value
Insurance — 2.6%
ACE, Ltd.	44,948	$4,452,549
Aflac, Inc.	154,957	9,768,489
MetLife, Inc.	123,374	6,514,147

		$20,735,185

Internet & Catalog Retail — 2.6%
Amazon.com, Inc.(1)	43,395	$14,603,285
Netflix, Inc.(1)	17,586	6,190,800

		$20,794,085

Internet Software & Services — 6.9%
eBay, Inc.(1)	215,191	$11,887,151
Facebook, Inc., Class A(1)	222,007	13,373,701
Google, Inc., Class A(1)	27,898	31,092,600

		$56,353,452

IT Services — 2.2%
Accenture PLC, Class A	75,713	$6,035,841
Visa, Inc., Class A	53,170	11,477,276

		$17,513,117

Machinery — 2.2%
Caterpillar, Inc.	87,303	$8,675,299
Deere & Co.	104,137	9,455,640

		$18,130,939

Media — 2.7%
Lions Gate Entertainment Corp.	240,138	$6,418,889
Walt Disney Co. (The)	191,418	15,326,839

		$21,745,728

Metals & Mining — 0.5%
Freeport-McMoRan Copper & Gold, Inc.	125,922	$4,164,241

		$4,164,241

Multi-Utilities — 0.8%
Sempra Energy	69,500	$6,724,820

		$6,724,820

Multiline Retail — 2.1%
Dollar General Corp.(1)	124,000	$6,879,520
Macy’s, Inc.	164,626	9,760,676

		$16,640,196

Oil, Gas & Consumable Fuels — 9.9%
Anadarko Petroleum Corp.	42,382	$3,592,298
Chevron Corp.	146,102	17,372,989
Concho Resources, Inc.(1)	43,355	5,310,988
EOG Resources, Inc.	20,321	3,986,371
Exxon Mobil Corp.	171,174	16,720,276
Occidental Petroleum Corp.	177,834	16,945,802
Phillips 66	121,022	9,325,955
Range Resources Corp.	80,955	6,716,836

		$79,971,515

Security	Shares	Value
Pharmaceuticals — 5.7%
Johnson & Johnson	76,271	$7,492,100
Merck & Co., Inc.	352,519	20,012,504
Roche Holding AG PC	28,692	8,629,511
Shire PLC ADR	70,041	10,403,190

		$46,537,305

Real Estate Investment Trusts (REITs) — 1.7%
AvalonBay Communities, Inc.	51,239	$6,728,705
Simon Property Group, Inc.	41,148	6,748,272

		$13,476,977

Semiconductors & Semiconductor Equipment — 1.6%
NXP Semiconductors NV(1)	223,944	$13,170,147

		$13,170,147

Software — 1.0%
Microsoft Corp.	204,298	$8,374,175

		$8,374,175

Specialty Retail — 1.9%
AutoNation, Inc.(1)	123,999	$6,600,467
Home Depot, Inc. (The)	108,846	8,612,984

		$15,213,451

Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.	38,492	$20,660,196

		$20,660,196

Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	62,675	$4,629,176

		$4,629,176

Thrifts & Mortgage Finance — 0.1%
Federal National Mortgage Association(1)	209,655	$817,655

		$817,655

Tobacco — 0.8%
Altria Group, Inc.	168,819	$6,318,895

		$6,318,895

Total Common Stocks (identified cost $549,550,672)		$809,053,368

Put Options Purchased — 0.2%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	348	$1,815	4/4/14	$38,280
S&P 500 Index	345	1,775	4/11/14	47,438
S&P 500 Index	344	1,820	4/19/14	209,840
S&P 500 Index	342	1,800	4/25/14	215,460
S&P 500 Index FLEX	349	1,815	4/2/14	330
S&P 500 Index FLEX	351	1,805	4/7/14	21,742
S&P 500 Index FLEX	349	1,795	4/9/14	28,274
S&P 500 Index FLEX	345	1,785	4/14/14	56,392
S&P 500 Index FLEX	346	1,810	4/16/14	131,248
S&P 500 Index FLEX	347	1,785	4/21/14	122,238
S&P 500 Index FLEX	342	1,800	4/23/14	182,813
S&P 500 Index FLEX	341	1,805	4/28/14	273,695

Total Put Options Purchased (identified cost $4,084,899)				$1,327,750

Short-Term Investments — 0.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$4,025	$4,025,394

Total Short-Term Investments (identified cost $4,025,394)		$4,025,394

Total Investments — 100.3% (identified cost $557,660,965)		$814,406,512

Call Options Written — (0.4)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	348	$1,905	4/4/14	$(18,270)
S&P 500 Index	345	1,875	4/11/14	(432,975)
S&P 500 Index	344	1,905	4/19/14	(132,440)
S&P 500 Index	342	1,895	4/25/14	(343,710)
S&P 500 Index FLEX	349	1,901	4/2/14	(5,108)
S&P 500 Index FLEX	351	1,902	4/7/14	(68,259)
S&P 500 Index FLEX	349	1,892	4/9/14	(176,771)
S&P 500 Index FLEX	345	1,890	4/14/14	(293,743)
S&P 500 Index FLEX	346	1,901	4/16/14	(210,909)
S&P 500 Index FLEX	347	1,886	4/21/14	(472,025)
S&P 500 Index FLEX	342	1,891	4/23/14	(424,960)
S&P 500 Index FLEX	341	1,900	4/28/14	(367,045)

Total Call Options Written (premiums received $4,269,713)				$(2,946,215)

Other Assets, Less Liabilities — 0.1%				$990,087

Net Assets — 100.0%				$812,450,384

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

PC	-	Participation Certificate

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2014 was $3,589.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$558,174,730

Gross unrealized appreciation	$262,754,696
Gross unrealized depreciation	(6,522,914)

Net unrealized appreciation	$256,231,782

A summary of obligations under these financial instruments at March 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
4/30/14	Japanese Yen 521,985,000	United States Dollar 5,112,338	Credit Suisse International	$54,303	$—	$54,303

				$54,303	$—	$54,303

Written options activity for the fiscal year to date ended March 31, 2014 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	4,408	$3,738,388
Options written	13,900	13,294,461
Options terminated in closing purchase transactions	(5,852)	(5,848,485)
Options expired	(8,307)	(6,914,651)

Outstanding, end of period	4,149	$4,269,713

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At March 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund pursues a “collared” options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the strike price. Under normal market conditions, the Fund’s use of option collars is expected to provide a more consistent level of market exposure and market protection.

Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against the risk, the Fund enters into forward foreign currency exchange contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at March 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Purchased options	$1,327,750	$—
Equity Price	Written options	—	(2,946,215)
Foreign Exchange	Forward foreign currency exchange contracts	$54,303	$—

Total		$1,382,053	$(2,946,215)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$92,869,929	$5,182,220	$—	$98,052,149
Consumer Staples	56,673,666	—	—	56,673,666
Energy	84,365,705	—	—	84,365,705
Financials	140,965,490	—	—	140,965,490
Health Care	103,564,813	8,629,511	—	112,194,324
Industrials	84,091,462	—	—	84,091,462
Information Technology	147,822,221	8,436,521	—	156,258,742
Materials	34,536,862	—	—	34,536,862
Telecommunication Services	19,671,078	—	—	19,671,078
Utilities	22,243,890	—	—	22,243,890
Total Common Stocks	$786,805,116	$22,248,252 *	$—	$809,053,368
Put Options Purchased	$511,018	$816,732	$—	$1,327,750
Short-Term Investments	—	4,025,394	—	4,025,394
Total Investments	$787,316,134	$27,090,378	$—	$814,406,512
Forward Foreign Currency Exchange Contracts	—	54,303	—	54,303
Total	$787,316,134	$27,144,681	$—	$814,460,815

Liability Description
Call Options Written	$(927,395)	$(2,018,820)	$—	$(2,946,215)
Total	$(927,395)	$(2,018,820)	$—	$(2,946,215)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At March 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Risk-Managed Diversified Equity Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 23, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2014